Revenues from continuing operations - Disaggregation of revenue (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total	$ 140,865	$ 108,374	$ 117,595
Time charters (operating leases) [Member]
Disaggregation of Revenue [Line Items]
Total	137,893	108,374	107,923
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Total	$ 2,972	$ 0	$ 9,672